CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets:
Cash	$ 4,998,314	$ 2,555,151
Accounts receivable - net of allowance for bad debt of $387,976 and $375,750 for December 31, 2016 and December 31, 2015	95,069	136,842
Bonds posted with courts		1,748,311
Prepaid expenses and other current assets, net of discounts of $3,724 for December 31, 2016 and $3,414 for December 31, 2015	428,049	338,598
Total current assets	5,521,432	4,778,902
Other assets:
Property and equipment, net of accumulated depreciation of $108,407 and $67,052 for December 31, 2016 and December 31, 2015	28,329	61,297
Intangible assets, net	12,314,628	25,457,639
Deferred tax assets		12,437,741
Other non current assets, net of discounts of $797 and $4,831 for December 31, 2016 and December 31, 2015	201,203	9,169
Goodwill	222,843	4,482,845
Total other assets	12,767,003	42,448,691
Total Assets	18,288,435	47,227,593
Current liabilities:
Accounts payable and accrued expenses	7,217,078	6,534,825
Clouding IP earn out - current portion	81,930	33,646
Notes payable, net of discounts of $852,404 and $730,945 for December 31, 2016 and December 31, 2015	13,162,007	10,383,177
Total current liabilities	20,461,015	16,951,648
Long-term liabilities
Notes Payable, net of discounts of $572,763 and $1,425,167 for December 31, 2016 and December 31, 2015	4,670,502	12,223,884
Clouding IP earn out	1,400,082	3,281,238
Deferred tax liability		1,044,997
Revenue share liability	1,000,000	1,000,000
Other long term liability	43,978	50,084
Total long-term liabilities	7,114,562	17,600,203
Total liabilities	27,575,577	34,551,851
Stockholders' Equity (Deficit):
Common stock, $.0001 par value; 200,000,000 shares authorized: 18,552,472 and 14,867,141 at December 31, 2016 and December 31, 2015	1,877	1,487
Additional paid-in capital	49,877,689	43,217,513
Accumulated other comprehensive loss	(1,060,390)	(1,265,812)
Accumulated deficit	(57,942,548)	(29,277,524)
Total Marathon Patent Group stockholders' equity (deficit)	(9,123,294)	12,675,742
Non-controlling Interests	(163,848)
Total Equity (Deficit)	(9,287,142)	12,675,742
Total liabilities and stockholders' equity (deficit)	18,288,435	47,227,593
Series B preferred stock
Stockholders' Equity (Deficit):
Preferred stock Series B, $.0001 par value, 100,000,000 shares authorized: 782,004 issued and outstanding at December 31, 2016 and December 31, 2015	$ 78	$ 78